Financial Risk Management (Details 8) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial risk management [Abstract]
Equity	₨ 0	₨ 0
Profit or (loss)	₨ (40)	₨ (6)